GENERAL - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity-Wide Revenue, Major Customer, Percentage	16.30%	15.10%	15.40%
Additional major customer
Entity-Wide Revenue, Major Customer, Percentage	10.30%	10.00%	10.90%